Organization and Operations - Schedule of Revised Prior Period Consolidated Financial Statements and Other Immaterial Corrections (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss	$ 0	$ (56)
Additional Paid in Capital	113,625	0
Accumulated deficit	(440,385)	(233,441)
Noncontrolling interests	1,105	23,431
Total stockholders’ (deficit) / equity	(325,646)	(210,058)	$ 70,855
Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	3	2
Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	$ 6	6
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss		(56)
Additional Paid in Capital		9,618
Accumulated deficit		(244,177)
Noncontrolling interests		24,549
Total stockholders’ (deficit) / equity		(210,058)
As Reported | Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		2
As Reported | Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		6
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital		(9,618)
Accumulated deficit		10,736
Noncontrolling interests		$ (1,118)